INCOME TAX - Summary of movement in deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (6,238)	$ (5,809)
Deferred tax liabilities	(8,102)	(6,238)
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (charged)/credited to profit or loss	(1,898)	(642)
Deferred tax (charged)/credited to other movement	191	28
Deferred tax (charged)/credited to currency translation	(157)	185
Tangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(6,238)	(4,149)
Deferred tax (charged)/credited to profit or loss	1,516	(2,302)
Deferred tax (charged)/credited to other movement	13	28
Deferred tax (charged)/credited to currency translation	(156)	185
Deferred tax liabilities	(4,865)	(6,238)
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	(1,660)
Deferred tax (charged)/credited to profit or loss	(3,414)	1,660
Deferred tax (charged)/credited to other movement	178	0
Deferred tax (charged)/credited to currency translation	(1)	0
Deferred tax liabilities	$ (3,237)	$ 0